Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ 16	$ 1	$ 1,296	$ 32
Deferred tax liability	$ 1,386		1,386
Income tax benefit			$ 1,296